Inventories (Details) (USD $) In Thousands	9 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Inventories (Details) [Abstract]
Raw materials and purchased components	$ 168,075	$ 158,163
Work in process	70,782	56,345
Finished goods	575,518	475,641
Health care supplies	113,958	118,948
Inventories	928,333	809,097
Unrecorded Unconditional Purchase Obligation [Line Items]
Unrecorded Unconditional Purchase Obligation, Due within One Year	70,771
Unrecorded Unconditional Purchase Obligation, Description	At June 30, 2011, the Company had a contingent liability of up to $70,771 related to expected purchases of certain materials during 2011. Due to renegotiations of supply contracts related to these materials during the third quarter of 2011, this contingent liability has been resolved. As a further result of these renegotiations, changes in the unconditional purchase agreements related to these materials will result in a decrease of the purchase obligation by $242,658 as of December 31, 2011 as compared to the obligation under the old contracts.
Unrecorded Unconditional Purchase Obligation Change In Purchase Obligation	$ 242,658